SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

14.    SUBSEQUENT EVENTS:

During July 2022, the Company issued a further 225,700 EMI options, 150,000 ISO options and 92,300 NQSO options to employees and directors under the 2021 plan. The options vest over a period of four years, expire on the tenth anniversary of the grant date and have an exercise price of $2.00 per share.

16.    SUBSEQUENT EVENTS:

Under the adjustment provisions of the 2021 Plan, on January 1, 2022 the number of shares of the Company’s common stock available for issuance under the 2021 Plan was increased by 1,022,172 or four percent (4%) of the total number of shares of Common Stock outstanding on December 31, 2021. After giving effect to the Evergreen Increase, the total number of shares of Common Stock that may be issued under Plan will be 3,297,172.

On January 27, 2022, we sold 1,000,000 shares of our common stock at a purchase price of $2.00 per share to Octopus Investors in accordance with the Octopus Letter Agreement, dated as of February 23, 2021, among the Company and Octopus Titan VCT plc and certain related parties.

In February 2022, 12,500 shares of our common stock were issued to a vendor in consideration for services to be provided.

Quotations on our common stock on the OTC Market Group’s OTCQB® Market quotation system (“OTCQB”) commenced under the ticker symbol “SMTK” in February 2022. There was no trading of our common stock on the OTCQB or any other over-the-counter market prior to February 2022.